Business combinations and other significant transactions - Balance sheet values of the divestments (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Business combinations and other significant transactions
Cash and cash equivalents	€ 40	€ 153	€ 25
Other current financial assets	45
Other current assets	85
Current assets	170
Property, plant and equipment	224
Deferred tax assets	5
Other non-current assets	428
Non-current assets	657	€ 2,695	€ 153
TOTAL ASSETS	827
Other current liabilities	191
Current liabilities	191
Non-current financial liabilities	407
Other non-current liabilities	5
Non-current liabilities	412
TOTAL LIABILITIES	603
Equity attributable to Eni	224
TOTAL EQUITY	224
TOTAL LIABILITIES AND EQUITY	827
Eni CCUS Holding
Business combinations and other significant transactions
Cash and cash equivalents	40
Other current financial assets	45
Other current assets	84
Current assets	169
Property, plant and equipment	222
Deferred tax assets	5
Other non-current assets	428
Non-current assets	655
TOTAL ASSETS	824
Other current liabilities	190
Current liabilities	190
Non-current financial liabilities	407
Other non-current liabilities	5
Non-current liabilities	412
TOTAL LIABILITIES	602
Equity attributable to Eni	222
TOTAL EQUITY	222
TOTAL LIABILITIES AND EQUITY	824
Other divestments
Business combinations and other significant transactions
Other current assets	1
Current assets	1
Property, plant and equipment	2
Non-current assets	2
TOTAL ASSETS	3
Other current liabilities	1
Current liabilities	1
TOTAL LIABILITIES	1
Equity attributable to Eni	2
TOTAL EQUITY	2
TOTAL LIABILITIES AND EQUITY	€ 3